Goodwill And Identifiable Intangibles (Estimated Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangibles	$ 19.9	$ 6.3	$ 6.7
Estimated amortization expense, 2013	24.7
Estimated amortization expense, 2014	22.2
Estimated amortization expense, 2015	19.9
Estimated amortization expense, 2016	17.5
Estimated amortization expense, 2017	$ 14.3